Derivatives	12 Months Ended
Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives
Derivatives
The Company’s objectives for holding or issuing derivatives are as follows:
Foreign Exchange Forward Contracts—The Company utilizes foreign exchange forward contracts as part of its overall currency risk management and investment strategies and, in December 2018, specifically designated certain foreign exchange forward contracts as a highly effective hedge of certain foreign currency denominated short-term investments. As described below, up to September 30, 2016, the Company also utilized foreign exchange forward contracts to hedge a portion of its net investment exposure resulting from the translation of its foreign subsidiaries and branches whose functional currency is other than the U.S. dollar.
Futures Contracts—The Company uses exchange traded treasury note futures contracts to manage portfolio duration and equity futures to hedge certain investments.
Insurance-linked Securities—The Company enters into various derivatives for which the underlying risks reference parametric weather risks in addition to longevity total return swaps for which the underlying risks reference longevity risks.
Total Return and Interest Rate Swaps—The Company enters into total return swaps referencing certain investments in Other invested assets. The Company enters into interest rate swaps to mitigate the interest rate risk on certain of the total return swaps and certain fixed maturity investments.
TBAs—The Company utilizes TBAs as part of its overall investment strategy and to enhance investment performance.
The net fair values of derivatives included in Other invested assets within the Company’s Consolidated Balance Sheets and the related net notional values at December 31, 2018 and 2017 were as follows (in thousands of U.S. dollars):

	Asset derivatives at fair value	Liability derivatives at fair value	Net derivatives
December 31, 2018			Fair value	Net notional exposure
Derivatives designated as hedges
Foreign exchange forward contracts	$—	$(2,464)	$(2,464)	$226,019
Total derivatives designated as hedges	$—	$(2,464)	$(2,464)

Derivatives not designated as hedges
Foreign exchange forward contracts	$17,820	$(1,209)	$16,611	$2,231,871
Insurance-linked securities (1)	2,824	(2,568)	256	59,257
Total return swaps	1,697	(3,232)	(1,535)	41,980
Interest rate swaps (2)	10	(9,194)	(9,184)	1,840
Total derivatives not designated as hedges	$22,351	$(16,203)	$6,148
Total derivatives	$22,351	$(18,667)	$3,684

	Asset derivatives at fair value	Liability derivatives at fair value	Net derivatives
December 31, 2017			Fair value	Net notional exposure
Derivatives not designated as hedges
Foreign exchange forward contracts	$8,559	$(20,328)	$(11,769)	$2,862,927
Futures contracts	3,367	—	3,367	917,696
Insurance-linked securities (1)	11,985	—	11,985	78,879
Total return swaps	2,505	(3,269)	(764)	42,147
Interest rate swaps (2)	—	(12,298)	(12,298)	192,215
TBAs	391	(591)	(200)	501,405
Total derivatives not designated as hedges	$26,807	$(36,486)	$(9,679)

(1)
Insurance-linked securities include longevity swaps for which the notional amounts are not reflective of the overall potential exposure of the swaps. The net notional exposure above included the Company's best estimate of the present value of future expected claims.

(2)
The Company enters into interest rate swaps to mitigate notional exposures on certain total return swaps and certain fixed maturities. The net notional exposure for interest rate swaps above relates to fixed maturities.

The fair value of derivatives is recorded in Other invested assets in the Company’s Consolidated Balance Sheets. At December 31, 2018 and 2017, the Company held foreign exchange forward contracts, which were not designated as hedges, for the purpose of managing overall foreign currency risk exposure against the U.S. dollar. At December 31, 2018, the Company also held foreign exchange forward contracts which were designated as highly effective hedges of the Japanese Yen foreign exchange rate risk exposure against the U.S. dollar related to specific Japanese government issued bonds recorded in Short-term investments. The gain on foreign exchange forward contracts designated as cash flow hedges recognized in Accumulated other comprehensive loss at December 31, 2018 was less than $2 million. There were no amounts reclassified to income and no amounts excluded from the effectiveness assessment. The time value of money was not considered material to include as the duration to maturity is short (approximately three to four months). There were no derivatives designated as hedges at December 31, 2017.
The gains and losses in the Consolidated Statements of Operations for derivatives not designated as hedges for the years ended December 31, 2018, 2017 and 2016 were as follows (in thousands of U.S. dollars):

	2018	2017	2016
Foreign exchange forward contracts	$45,143	$(41,776)	$(53,437)
Foreign currency option contracts	—	—	2,583
Total included in Net foreign exchange gains (losses)	$45,143	$(41,776)	$(50,854)
Futures contracts	$11,043	$(11,683)	$(5,195)
Insurance-linked securities	6,134	(563)	3,813
Total return swaps	—	464	(1,096)
Interest rate swaps	2,332	1,105	10,981
TBAs	(13,614)	4,742	6,366
Total included in Net realized and unrealized investment gains (losses)	$5,895	$(5,935)	$14,869
Total derivatives not designated as hedges	$51,038	$(47,711)	$(35,985)

Offsetting of Derivatives
The gross and net fair values of derivatives that are subject to offsetting in the Consolidated Balance Sheets at December 31, 2018 and 2017 were as follows (in thousands of U.S. dollars):

		Gross amounts offset in the balance sheet	Net amounts of assets/liabilities presented in the balance sheet	Gross amounts not offset in the balance sheet
December 31, 2018	Gross amounts recognized (1)			Financial instruments	Cash collateral received/pledged	Net amount
Total derivative assets	$22,351	$—	$22,351	$(544)	$(24,704)	$(2,897)
Total derivative liabilities	$(18,667)	$—	$(18,667)	$544	$5,221	$(12,902)

December 31, 2017
Total derivative assets	$26,807	$—	$26,807	$(1,142)	$(43,943)	$(18,278)
Total derivative liabilities	$(36,486)	$—	$(36,486)	$1,142	$25,389	$(9,955)

(1)	Amounts include all derivative instruments, irrespective of whether there is a legally enforceable master netting arrangement in place.